Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,429,201	¥ 1,338,164
Carried at fair value	[1]	542,686	537,664
Total		1,971,887	1,875,828
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost			300
Carried at fair value	[1]
Total			300
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,429,201	1,338,464
Carried at fair value	[1]	542,686	537,664
Total		1,971,887	1,876,128
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		386,002	386,127
Carried at fair value	[1]
Total		386,002	386,127
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		333,128	358,572
Carried at fair value	[1]
Total		333,128	358,572
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,141	1,040
Carried at fair value	[1]
Total		1,141	1,040
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		708,930	592,425
Carried at fair value	[1]	542,686	537,664
Total		¥ 1,251,616	¥ 1,130,089

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.